Accounts Payable and Accruals - Other - Schedule of Accounts Payable and Accruals - Other (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Employees and employee institutions	$ 720	$ 1,238	$ 828
Accrued vacation and recreation pay	237	188	171
Accrued expenses	761	604	903
Current Operating lease liabilities	357	362
Other	49	57	$ 27
Accounts Payable and Accruals - Other	$ 2,124	$ 2,449